FINANCIAL INSTRUMENTS - Fair value of options (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, assets	$ 97,703
Ending balance, assets	99,150	$ 97,703
Electricity option | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, assets	(35)	(33)	$ (32)
Change in fair value	(1)	(2)	(1)
Ending balance, assets	$ (36)	$ (35)	$ (33)